Acquisition - Schedule of Unaudited Pro Forma Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Business Acquisition [Line Items]
Revenue	$ 1,801		$ 2,494
Operating Loss	24		(788)
Net Loss	(368)		(1,477)
CLMBR, Inc.
Business Acquisition [Line Items]
Revenue	2,014	$ 652	3,107	$ 2,844
Operating Loss	(7,754)	(11,203)	(25,268)	(46,890)
Net Loss	$ (7,141)	$ (11,918)	$ (29,386)	$ (44,782)
Net loss per share, basic	$ (153.46)	$ (2,913.01)	$ (1,533.42)	$ (12,859.26)
Net loss per share, diluted	$ (153.46)	$ (2,913.01)	$ (1,533.42)	$ (12,859.26)
Weighted average common stock outstanding - basic	46,535	4,091	19,164	3,482
Weighted average common stock outstanding - diluted	46,535	4,091	19,164	3,482